Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives	The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life

Leasehold improvements	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years
Molds	3-5 years
Furniture	3-5 years
Motor vehicles	4 years

Schedule of Intangible Assets Estimated Useful Lives	higher amortization in the earlier years of the assets’ useful life, or using a straight-line method as follows:

Category	Estimated useful life

Software	1 year to 2 years
Intellectual property rights (“IP Rights”)	10 years
Licensed intellectual properties (“Licensed IPs”)	2-10 years
Channel relationship	3 years

Schedule of Group’s Revenues Disaggregated by Business Line

The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Revenue from sales of pop toy products	-	65,781	592,675
-Distributors	-	51,953	446,274
-Online platforms	-	12,820	126,035
-Self-operated offline retail stores and roboshop machines	-	1,008	20,366
Others	-	-	4,123
Total revenues	-	65,781	596,798